LEASES - Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating Lease, Right-of-Use Asset	$ 86,773	$ 95,846
Lease liabilities (current)	9,793	9,629
Operating lease liabilities	125,743	135,273
Finance Leases
Right-of-use assets	12,947	14,811
Lease liabilities (current)	2,480	1,994
Lease liabilities (non-current)	$ 18,269	$ 20,061
Weighted- average remaining lease term
Operating Leases	9 years 6 months	10 years 1 month 6 days
Finance Leases	8 years 1 month 6 days	8 years 9 months 18 days
Weighted-average discount rate
Operating Leases	15.10%	15.00%
Finance Leases	14.10%	14.00%
Operating and Finance Lease, Proceeds From Tenant Improvement Allowances	$ 200	$ 1,100